Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	¥ 1,824	¥ 1,760
Prepayments, Deposits and Other Assets	54	72
Accounts Payable	667	1,231
Other Payables and Accruals	491	469
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	21	84
Prepayments, Deposits and Other Assets	121	87
Accounts Payable	269	190
Other Payables and Accruals	¥ 2	¥ 22